FINANCIAL INSTRUMENTS (Details 14) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,572,325	$ 6,324,599
Financial liabilities, at fair value	6,331,528	6,121,417
U.S Dollar [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,397,376	3,392,010
Financial liabilities, at fair value	3,136,318	3,161,062
U.S Dollar [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	415,462	454,652
Financial liabilities, at fair value	408,278	463,308
U.S Dollar [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	234,226	288,172
Financial liabilities, at fair value	234,226	288,172
U.S Dollar [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	202	230
Financial liabilities, at fair value	202	230
U.S Dollar [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	131,292	79,045
Financial liabilities, at fair value	131,292	79,045
Unidad de Fomento [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,116,083	1,034,023
Financial liabilities, at fair value	1,167,251	1,024,721
Unidad de Fomento [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	39,356	34,787
Financial liabilities, at fair value	39,356	34,787
Unidad de Fomento [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	16,936	19,875
Financial liabilities, at fair value	16,936	19,875
Other currencies [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	69,890	27,764
Financial liabilities, at fair value	0	0
Other currencies [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	150,004	107,302
Financial liabilities, at fair value	150,004	107,302
Other currencies [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	101,292	22,072
Financial liabilities, at fair value	101,292	22,072
Chilean Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	369,300	268,624
Financial liabilities, at fair value	369,300	268,624
Chilean Pesos [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	20,809	2,347
Financial liabilities, at fair value	20,809	2,347
Chilean Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	11,265	38,278
Financial liabilities, at fair value	11,265	38,278
Euro [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	455,325	509,540
Financial liabilities, at fair value	501,492	565,717
Euro [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	23,277	13,955
Financial liabilities, at fair value	23,277	13,955
Euro [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	201	266
Financial liabilities, at fair value	201	266
Mexican Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	16,791	27,889
Financial liabilities, at fair value	16,791	27,889
Mexican Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,238	3,768
Financial liabilities, at fair value	$ 3,238	$ 3,768